Note 11 - Non-controlling Interests (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Statement of subsidiary financial position [text block]
November 30,
2024
($)
Assets
Cash and cash equivalents	5,544
Restricted cash	122
Prepaid expenses and deposits	278
Other receivables	36
Other assets	49
Land, property and equipment	1,565
Exploration and evaluation assets	83
7,677

Liabilities
Accounts payable and accrued liabilities	458
Withholdings taxes payable	253
Rehabilitation provisions	446
Lease liability	160
Due to related parties	2
1,319

Statement of subsidiary cash flows [text block]
	For the year ended	For the year ended
	November 30,	November 30,
	2024	2023
	($)	($)
Cash used in operating activities	(10,506)	(12,657)
Cash used in investing activities	(235)	(1,328)
Cash generated from financing activities	600	29,491

Effect of exchange rate changes on cash	228	-

Net increase (decrease) in cash and cash equivalents and restricted cash	(9,913)	15,506
Cash and cash equivalents and restricted cash
Beginning of year	15,579	73
End of year	5,666	15,579

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2022	14,003,075	1.61
Granted	3,700,000	1.10
Exercised(1)	(2,377,000)	0.92
Cancelled/Forfeited	(17,500)	1.83
Expired	(363,380)	1.45
Balance at November 30, 2023	14,945,195	1.60
Granted	2,763,234	1.19
Exercised(2)	(2,029,500)	1.05
Expired	(197,500)	1.02
Balance at November 30, 2024	15,481,429	1.61

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Year ended November 30, 2024	Year ended November 30, 2023
Risk-free interest rate	3.18%	4.18%
Expected life (years)	2.87	2.87
Expected volatility	46.66%	52.75%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.69%	3.00%

Disclosure of number and weighted average exercise prices of warrants [text block]
	Number of Warrants	Weighted Average Exercise Price (US$)
Balance at November 30, 2022	-	-
Common stock purchase warrants issued at the IPO	2,000,000	13.00
Exercised	(258,708)	13.00
Balance at November 30, 2023	1,741,292	13.00
Exercised	(300)	13.00
Balance at November 30, 2024	1,740,992 (1)	13.00

U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options		Weighted Average Exercise Price (US$)
Balance at November 30, 2022	-		-
Granted	82,500		10.00
Balance at November 30, 2023	82,500		10.00
Granted	106,050		10.00
Forfeited	(3,000)		10.00
Balance at November 30, 2024	185,550	(1)	10.00

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Year ended November 30, 2024	Year ended November 30, 2023
Risk-free interest rate	4.45%	3.47%
Expected life (years)	3.00	3.00
Expected volatility(1)	54.94%	61.34%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%